Commitments and Contingencies (Details) $ in Thousands	12 Months Ended
Dec. 31, 2015 USD ($)
Nave Celeste
Other Commitments [Line Items]
Duration of agreement	2 years
Charter hire daily rate	$ 35
Market charter hire daily rate threshold	$ 35
Nave Galactic
Other Commitments [Line Items]
Duration of agreement	4 years
Charter hire daily rate	$ 35
Market charter hire daily rate threshold	$ 35
Nave Quasar
Other Commitments [Line Items]
Duration of agreement	4 years
Charter hire daily rate	$ 35
Market charter hire daily rate threshold	$ 35
Navios Midstream
Other Commitments [Line Items]
Backstop Agreement with Navios Midstream	On November 18, 2014, Navios Acquisition entered into backstop agreements with Navios Midstream. In accordance with the terms of the backstop agreements, Navios Acquisition has provided a backstop commitment to charter-in the Shinyo Ocean and the Shinyo Kannika for a two-year period as of their scheduled redelivery at the currently contracted rate if the market charter rate is lower than the currently contracted rate. Further, Navios Acquisition has provided a backstop commitment to charter-in the Nave Celeste for a two-year period as of its scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Navios Acquisition has also provided a backstop commitment to charter-in the option vessels, the Nave Galactic and the Nave Quasar for a four-year period as of their scheduled redelivery, at the net time charter-out rate per day (net of commissions) of $35 if the market charter rate is lower than the charter-out rate of $35. Conversely, if market charter rates are higher during the backstop period, such vessels will be chartered-out to third-party charterers at prevailing market rates and Navios Acquisition's backstop commitment will not be triggered. The backstop commitment does not include any profit sharing.